CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Feb. 28, 2017	Feb. 29, 2016
CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS
Hardware and other	$ 32,742	$ 70,491
Services	11,174	15,804
REVENUE	43,916	86,295
COST OF SALES
Hardware and other	25,672	58,991
Services	5,477	8,917
Inventory provision	953	4,416
Total Cost of Sales	32,102	72,324
Gross profit	11,814	13,971
EXPENSES
Research and development	7,825	13,406
Selling and marketing	7,363	10,572
General and administrative	12,734	13,798
Total Expenses	27,922	37,776
Loss before other items	(16,108)	(23,805)
Goodwill impairment		(11,927)
Restructuring costs		(1,549)
Amortization of deferred financing cost	(442)
Amortization of intangible assets	(369)	(577)
Accretion expense	(102)	(205)
Interest expense	(1,464)	(2,014)
Warrant issuance expenses	(561)
Change in fair value of warrant liability	4,242	1,119
Foreign exchange loss	(110)	(331)
Loss before income taxes	(14,914)	(39,289)
Income tax expense	783	2,275
Net loss and comprehensive loss	(15,697)	(41,564)
Net income attributable to non-controlling interest	(191)	(740)
Net loss and comprehensive loss attributable to shareholders	$ (15,888)	$ (42,304)
Net loss and comprehensive loss per share
Basic and diluted	$ (3.26)	$ (14.01)
Weighted average shares outstanding
Basic and diluted	4,879,738	3,019,259